Construction contract revenues (Tables)	12 Months Ended
Dec. 31, 2016
Construction Revenue [Abstract]
Schedule of Construction contract revenues [Table Text Block]
	Year ended
	December 31,
(in thousands of U.S. dollars)	2016	2015	2014
Construction contract revenue	$—	—	$51,868
Construction contract expenses	(315)	—	(38,570)
Recognized contract margin (loss)	$(315)	—	$13,298